LVIP Delaware Wealth Builder Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–49.56%
U.S. MARKETS–45.21%
Aerospace & Defense–1.07%
Lockheed Martin Corp.	207	$84,655
Northrop Grumman Corp.	1,500	660,285
RTX Corp.	7,379	531,066
		1,276,006
Air Freight & Logistics–0.25%
Expeditors International of Washington, Inc.	2,577	295,402
		295,402
Banks–1.74%
East West Bancorp, Inc.	3,812	200,931
Fifth Third Bancorp	9,080	229,996
KeyCorp	33,210	357,340
PNC Financial Services Group, Inc.	682	83,729
Truist Financial Corp.	20,800	595,088
U.S. Bancorp	18,500	611,610
		2,078,694
Biotechnology–0.86%
AbbVie, Inc.	3,715	553,758
Amgen, Inc.	344	92,454
Gilead Sciences, Inc.	5,111	383,018
		1,029,230
Broadline Retail–0.11%
eBay, Inc.	3,028	133,505
		133,505
Building Products–0.24%
Masco Corp.	5,395	288,363
		288,363
Capital Markets–1.92%
Ameriprise Financial, Inc.	1,191	392,649
Bank of New York Mellon Corp.	5,087	216,961
BlackRock, Inc.	588	380,136
Blackstone, Inc.	3,865	414,096
Carlyle Group, Inc.	4,859	146,547
Evercore, Inc. Class A	350	48,258
Invesco Ltd.	9,733	141,323
S&P Global, Inc.	299	109,258
SEI Investments Co.	4,136	249,111
State Street Corp.	2,863	191,707
		2,290,046
Chemicals–0.82%
Dow, Inc.	4,528	233,464
DuPont de Nemours, Inc.	10,000	745,900
		979,364
Communications Equipment–1.57%
Cisco Systems, Inc.	21,804	1,172,183
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
Motorola Solutions, Inc.	2,600	$707,824
		1,880,007
Consumer Finance–0.42%
Ally Financial, Inc.	5,443	145,219
Discover Financial Services	1,362	117,990
Synchrony Financial	7,812	238,813
		502,022
Consumer Staples Distribution & Retail–0.78%
Dollar General Corp.	3,762	398,020
†Dollar Tree, Inc.	5,000	532,250
		930,270
Diversified REITs–0.03%
Essential Properties Realty Trust, Inc.	1,153	24,940
WP Carey, Inc.	153	8,274
		33,214
Diversified Telecommunication Services–0.95%
AT&T, Inc.	9,504	142,750
Verizon Communications, Inc.	30,562	990,514
		1,133,264
Electric Utilities–0.55%
Edison International	10,300	651,887
		651,887
Electronic Equipment, Instruments & Components–0.58%
†Teledyne Technologies, Inc.	1,695	692,543
		692,543
Entertainment–0.52%
†Walt Disney Co.	7,610	616,790
		616,790
Financial Services–1.04%
Fidelity National Information Services, Inc.	12,782	706,461
Jackson Financial, Inc. Class A	5,979	228,517
Western Union Co.	23,677	312,063
		1,247,041
Food Products–1.01%
Archer-Daniels-Midland Co.	8,700	656,154
Conagra Brands, Inc.	20,200	553,884
		1,210,038
Health Care Equipment & Supplies–1.24%
Baxter International, Inc.	15,100	569,874
†Hologic, Inc.	9,386	651,388
Smith & Nephew PLC	20,688	258,220
		1,479,482
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–1.99%
Cardinal Health, Inc.	3,402	$295,362
Cencora, Inc.	2,203	396,474
Cigna Group	2,300	657,961
CVS Health Corp.	9,308	649,884
McKesson Corp.	456	198,292
UnitedHealth Group, Inc.	345	173,945
		2,371,918
Health Care REITs–0.13%
CareTrust REIT, Inc.	744	15,252
Healthpeak Properties, Inc.	406	7,454
Medical Properties Trust, Inc.	262	1,428
Ventas, Inc.	562	23,677
Welltower, Inc.	1,264	103,547
		151,358
Hotel & Resort REITs–0.14%
Apple Hospitality REIT, Inc.	2,783	42,691
Chatham Lodging Trust	2,269	21,714
Host Hotels & Resorts, Inc.	2,805	45,076
Park Hotels & Resorts, Inc.	1,007	12,406
Ryman Hospitality Properties, Inc.	498	41,474
Sunstone Hotel Investors, Inc.	324	3,030
		166,391
Hotels, Restaurants & Leisure–0.36%
Amadeus IT Group SA	3,813	230,913
Starbucks Corp.	2,194	200,246
		431,159
Household Durables–0.25%
PulteGroup, Inc.	3,963	293,460
		293,460
Household Products–0.16%
Essity AB Class B	8,809	190,200
		190,200
Industrial Conglomerates–0.56%
Honeywell International, Inc.	3,622	669,128
		669,128
Industrial REITs–0.32%
LXP Industrial Trust	415	3,693
Plymouth Industrial REIT, Inc.	163	3,415
Prologis, Inc.	2,631	295,225
Rexford Industrial Realty, Inc.	1,041	51,373
Terreno Realty Corp.	399	22,663
		376,369
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance–2.34%
Allstate Corp.	5,900	$657,319
American Financial Group, Inc.	326	36,404
American International Group, Inc.	12,600	763,560
Fidelity National Financial, Inc.	5,061	209,019
MetLife, Inc.	6,373	400,926
Principal Financial Group, Inc.	4,633	333,900
Prudential Financial, Inc.	4,091	388,195
		2,789,323
IT Services–0.84%
Accenture PLC Class A	859	263,808
Cognizant Technology Solutions Corp. Class A	10,841	734,369
		998,177
Leisure Products–0.05%
Sturm Ruger & Co., Inc.	1,241	64,681
		64,681
Machinery–0.74%
Dover Corp.	5,172	721,546
Otis Worldwide Corp.	2,057	165,197
		886,743
Media–0.67%
Comcast Corp. Class A	16,647	738,128
Interpublic Group of Cos., Inc.	1,965	56,317
		794,445
Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	504	50,450
Cousins Properties, Inc.	1,159	23,609
Highwoods Properties, Inc.	178	3,669
Piedmont Office Realty Trust, Inc. Class A	1,600	8,992
		86,720
Oil, Gas & Consumable Fuels–3.31%
APA Corp.	6,929	284,782
Cheniere Energy, Inc.	1,832	304,039
Chevron Corp.	1,783	300,649
ConocoPhillips	9,637	1,154,513
Coterra Energy, Inc.	8,405	227,355
EOG Resources, Inc.	1,534	194,450
Exxon Mobil Corp.	6,610	777,204
Kinder Morgan, Inc.	6,024	99,878
Marathon Petroleum Corp.	2,831	428,443
Texas Pacific Land Corp.	53	96,649
Viper Energy Partners LP	3,059	85,285
		3,953,247
LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Care Products–0.24%
Medifast, Inc.	3,781	$283,008
		283,008
Pharmaceuticals–2.36%
Bristol-Myers Squibb Co.	6,759	392,292
Johnson & Johnson	4,162	648,232
Merck & Co., Inc.	11,892	1,224,282
Novo Nordisk AS Class B	1,810	165,209
Pfizer, Inc.	9,320	309,144
SIGA Technologies, Inc.	14,932	78,393
		2,817,552
Professional Services–0.58%
Paychex, Inc.	3,470	400,195
Robert Half, Inc.	4,015	294,219
		694,414
Residential REITs–0.91%
American Homes 4 Rent Class A	858	28,906
AvalonBay Communities, Inc.	329	56,502
Camden Property Trust	381	36,035
Equity LifeStyle Properties, Inc.	436	27,778
Equity Residential	12,104	710,626
Essex Property Trust, Inc.	294	62,355
Independence Realty Trust, Inc.	1,304	18,347
Invitation Homes, Inc.	2,362	74,852
Mid-America Apartment Communities, Inc.	255	32,806
Sun Communities, Inc.	257	30,413
UDR, Inc.	232	8,275
		1,086,895
Retail REITs–0.41%
Agree Realty Corp.	725	40,049
Brixmor Property Group, Inc.	2,629	54,631
Kimco Realty Corp.	2,123	37,343
Kite Realty Group Trust	654	14,009
Phillips Edison & Co., Inc.	190	6,373
Realty Income Corp.	1,184	59,129
Regency Centers Corp.	630	37,447
Retail Opportunity Investments Corp.	2,878	35,630
Simon Property Group, Inc.	1,449	156,535
SITE Centers Corp.	1,429	17,619
Spirit Realty Capital, Inc.	958	32,122
		490,887
Semiconductors & Semiconductor Equipment–2.99%
Applied Materials, Inc.	1,898	262,778
Broadcom, Inc.	770	639,546
KLA Corp.	673	308,678
Lam Research Corp.	675	423,070
Microchip Technology, Inc.	894	69,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	738	$340,956
NVIDIA Corp.	2,688	1,169,253
QUALCOMM, Inc.	3,164	351,394
		3,565,452
Software–2.32%
Microsoft Corp.	6,653	2,100,685
Oracle Corp.	6,300	667,296
		2,767,981
Specialized REITs–0.56%
CubeSmart	1,037	39,541
Digital Realty Trust, Inc.	468	56,637
EPR Properties	339	14,082
Equinix, Inc.	205	148,883
Extra Space Storage, Inc.	572	69,544
Four Corners Property Trust, Inc.	607	13,469
Gaming & Leisure Properties, Inc.	1,294	58,942
Iron Mountain, Inc.	389	23,126
Lamar Advertising Co. Class A	160	13,355
Outfront Media, Inc.	1,084	10,948
Public Storage	450	118,584
VICI Properties, Inc.	3,515	102,287
		669,398
Specialty Retail–3.57%
Bath & Body Works, Inc.	7,644	258,367
Best Buy Co., Inc.	4,245	294,900
Home Depot, Inc.	2,054	620,637
Lowe's Cos., Inc.	5,641	1,172,425
Ross Stores, Inc.	3,357	379,173
TJX Cos., Inc.	13,571	1,206,191
Tractor Supply Co.	1,635	331,987
		4,263,680
Technology Hardware, Storage & Peripherals–2.97%
Apple, Inc.	14,446	2,473,300
Dell Technologies, Inc. Class C	5,348	368,477
HP, Inc.	12,683	325,953
NetApp, Inc.	5,023	381,145
		3,548,875
Textiles, Apparel & Luxury Goods–0.21%
NIKE, Inc. Class B	2,624	250,907
		250,907
Tobacco–0.46%
Philip Morris International, Inc.	4,874	451,235
LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Tobacco (continued)
Vector Group Ltd.	9,181	$97,686
		548,921
Total U.S. Markets (Cost $44,521,748)		53,958,457
§DEVELOPED MARKETS–4.35%
Beverages–0.33%
Asahi Group Holdings Ltd.	1,700	63,591
Diageo PLC	9,011	333,567
		397,158
Chemicals–0.24%
Air Liquide SA	1,679	283,736
		283,736
Commercial Services & Supplies–0.20%
Securitas AB Class B	30,256	239,987
		239,987
Consumer Staples Distribution & Retail–0.36%
Koninklijke Ahold Delhaize NV	12,056	363,522
Seven & i Holdings Co. Ltd.	1,800	70,523
		434,045
Diversified Telecommunication Services–0.14%
Orange SA	14,320	164,418
		164,418
Food Products–0.51%
Danone SA	5,336	294,824
Nestle SA	2,787	315,861
		610,685
Hotels, Restaurants & Leisure–0.21%
Sodexo SA	2,445	252,087
		252,087
Machinery–0.30%
Knorr-Bremse AG	2,070	131,705
Kone Oyj Class B	1,242	52,419
Makita Corp.	7,200	177,880
		362,004
Media–0.09%
Publicis Groupe SA	1,330	100,905
		100,905
Personal Care Products–0.45%
Kao Corp.	5,100	189,441
Unilever PLC	6,923	343,107
		532,548
Pharmaceuticals–0.20%
Roche Holding AG	876	239,683
		239,683
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services–0.14%
Intertek Group PLC	3,422	$171,683
		171,683
Software–0.27%
SAP SE	2,471	320,863
		320,863
Specialty Retail–0.11%
H & M Hennes & Mauritz AB Class B	9,100	129,484
		129,484
Textiles, Apparel & Luxury Goods–0.41%
adidas AG	1,281	225,660
Kering SA	264	120,549
Swatch Group AG	536	137,843
		484,052
Tobacco–0.32%
Altria Group, Inc.	9,170	385,599
		385,599
Wireless Telecommunication Services–0.07%
KDDI Corp.	2,800	85,758
		85,758
Total Developed Markets (Cost $5,210,829)		5,194,695
Total Common Stock (Cost $49,732,577)		59,153,152
PREFERRED STOCK–0.14%
Henkel AG & Co. KGaA 2.75%	2,452	174,882
Total Preferred Stock (Cost $198,060)		174,882

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	15	15
Total Agency Collateralized Mortgage Obligations (Cost $14)		15
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	35,000	31,425
Total Agency Commercial Mortgage-Backed Security (Cost $34,557)		31,425
AGENCY MORTGAGE-BACKED SECURITIES–13.84%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	287,000	247,662
2.50% 7/1/36	301,745	266,368
LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
2.00% 3/1/41	123,571	$99,481
2.00% 5/1/41	364,310	293,474
3.00% 10/1/47	31,362	26,080
4.00% 8/1/42	295,837	267,740
4.00% 9/1/42	275,597	248,922
Fannie Mae S.F. 30 yr
2.00% 12/1/50	46,281	35,534
2.00% 1/1/51	48,741	37,675
2.00% 2/1/51	181,484	139,835
2.00% 3/1/51	688,024	525,835
2.50% 8/1/50	116,779	94,279
2.50% 1/1/51	139,042	111,243
2.50% 5/1/51	22,239	17,726
2.50% 7/1/51	29,098	23,269
2.50% 8/1/51	160,879	129,067
2.50% 2/1/52	319,595	255,139
2.50% 4/1/52	134,081	106,992
3.00% 1/1/47	5,428	4,641
3.00% 7/1/47	450,951	379,648
3.00% 2/1/48	299,809	253,526
3.00% 3/1/48	132,983	112,232
3.00% 11/1/48	32,231	27,228
3.00% 3/1/50	5,036	4,231
3.00% 7/1/50	99,676	83,858
3.00% 5/1/51	21,727	18,217
3.00% 12/1/51	298,896	249,395
3.00% 2/1/52	356,116	296,026
3.50% 7/1/47	87,581	77,644
3.50% 2/1/48	347,569	304,894
3.50% 11/1/48	47,159	41,287
3.50% 12/1/49	404,054	353,659
3.50% 3/1/50	37,352	32,777
3.50% 7/1/50	151,135	132,918
3.50% 6/1/52	240,487	206,975
4.00% 6/1/48	50,990	46,263
4.00% 5/1/51	227,774	205,863
4.50% 7/1/40	7,528	7,150
4.50% 8/1/41	14,429	13,630
4.50% 5/1/46	31,339	29,605
4.50% 4/1/48	28,766	27,300
4.50% 12/1/48	28,762	26,948
4.50% 1/1/49	45,856	42,863
4.50% 1/1/50	104,462	98,281
4.50% 4/1/50	32,332	30,245
4.50% 9/1/52	70,082	64,402
4.50% 10/1/52	585,410	537,739
4.50% 2/1/53	744,851	684,228
5.00% 1/1/51	116,265	111,349
5.00% 7/1/52	166,393	157,167
5.00% 10/1/52	416,707	393,692
5.50% 5/1/44	201,789	200,968
5.50% 10/1/52	282,727	274,463
5.50% 11/1/52	200,087	194,002
5.50% 3/1/53	804,018	777,297
6.00% 1/1/42	51,287	52,148
6.00% 6/1/53	279,087	275,520
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
3.00% 3/1/35	146,385	$133,348
4.50% 9/1/37	269,177	258,353
Freddie Mac S.F. 20 yr
2.50% 6/1/41	513,085	425,451
5.00% 11/1/42	148,788	141,946
Freddie Mac S.F. 30 yr
2.00% 9/1/51	230,880	176,625
2.00% 3/1/52	19,366	14,750
2.50% 10/1/50	170,303	136,214
2.50% 11/1/50	111,228	88,877
2.50% 8/1/51	117,707	93,652
2.50% 10/1/51	280,229	224,799
2.50% 12/1/51	109,596	87,901
2.50% 1/1/52	453,807	362,215
3.00% 8/1/48	63,045	53,086
3.00% 11/1/49	7,096	5,922
3.00% 1/1/50	30,104	25,283
3.00% 8/1/51	72,850	60,640
3.00% 1/1/52	157,490	130,479
3.50% 6/1/47	439,686	384,988
3.50% 11/1/48	465,296	409,449
3.50% 6/1/52	183,143	158,083
4.00% 10/1/47	77,631	69,870
4.00% 8/1/52	580,119	518,157
4.00% 9/1/52	353,208	315,367
4.50% 8/1/48	168,578	157,976
4.50% 1/1/49	70,410	65,757
4.50% 3/1/49	22,237	20,794
4.50% 8/1/49	71,082	66,552
4.50% 9/1/52	411,933	378,546
4.50% 10/1/52	259,364	238,237
5.00% 7/1/52	287,200	271,598
5.00% 10/1/52	56,803	53,631
5.00% 6/1/53	149,343	141,080
5.50% 9/1/41	36,801	36,811
5.50% 9/1/52	636,147	623,801
5.50% 11/1/52	128,853	124,976
6.00% 1/1/53	85,270	84,970
GNMA I S.F. 30 yr 3.00% 3/15/50	17,553	14,923
GNMA II S.F. 30 yr
3.00% 12/20/51	156,416	132,800
5.00% 9/20/52	78,290	74,292
5.50% 5/20/37	1,884	1,896
Total Agency Mortgage-Backed Securities (Cost $18,411,010)		16,520,695
CORPORATE BONDS–12.81%
Agriculture–0.12%
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	143,284
		143,284
LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.08%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	90,000	$89,172
		89,172
Auto Parts & Equipment–0.11%
Aptiv PLC 3.10% 12/1/51	227,000	129,765
		129,765
Banks–2.58%
μBank of America Corp.
2.48% 9/21/36	175,000	127,344
2.97% 2/4/33	65,000	51,256
5.82% 9/15/29	25,000	24,693
5.87% 9/15/34	25,000	24,329
6.20% 11/10/28	110,000	110,497
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	173,261
5.80% 10/25/28	19,000	18,963
μCitigroup, Inc.
5.61% 9/29/26	190,000	188,068
6.17% 5/25/34	29,000	27,713
μCitizens Bank NA 6.06% 10/24/25	250,000	241,209
μGoldman Sachs Group, Inc.
1.54% 9/10/27	221,000	193,506
3.10% 2/24/33	40,000	31,988
μHuntington Bancshares, Inc. 6.21% 8/21/29	55,000	53,804
μJPMorgan Chase & Co. 5.35% 6/1/34	35,000	33,190
KeyBank NA 3.40% 5/20/26	250,000	224,020
μKeyCorp 4.79% 6/1/33	12,000	10,003
μMorgan Stanley
2.48% 9/16/36	172,000	124,938
5.25% 4/21/34	15,000	13,927
5.42% 7/21/34	65,000	61,314
6.14% 10/16/26	210,000	210,200
6.30% 10/18/28	74,000	74,568
6.34% 10/18/33	25,000	25,142
μPNC Financial Services Group, Inc. 5.67% 10/28/25	150,000	148,842
‡SVB Financial Group
1.80% 10/28/26	15,000	9,597
1.80% 2/2/31	325,000	196,204
4.57% 4/29/33	35,000	21,987
μTruist Bank 2.64% 9/17/29	522,000	484,618
μTruist Financial Corp.
4.95% 9/1/25	65,000	59,773
6.12% 10/28/33	28,000	26,924
μU.S. Bancorp
2.49% 11/3/36	30,000	21,135
4.65% 2/1/29	35,000	32,754
4.84% 2/1/34	30,000	26,414
5.73% 10/21/26	9,000	8,925
		3,081,106
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.46%
Amgen, Inc.
5.15% 3/2/28	245,000	$240,956
5.25% 3/2/30	25,000	24,425
5.25% 3/2/33	107,000	102,288
5.65% 3/2/53	20,000	18,718
Gilead Sciences, Inc. 5.55% 10/15/53	35,000	33,651
Royalty Pharma PLC 1.75% 9/2/27	145,000	123,719
		543,757
Chemicals–0.09%
Celanese U.S. Holdings LLC
6.05% 3/15/25	7,000	6,975
6.17% 7/15/27	105,000	103,537
		110,512
Commercial Services–0.03%
ERAC USA Finance LLC
4.90% 5/1/33	25,000	23,539
5.40% 5/1/53	15,000	13,861
		37,400
Computers–0.05%
Apple, Inc.
4.30% 5/10/33	35,000	33,039
4.85% 5/10/53	35,000	32,063
		65,102
Diversified Financial Services–1.18%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	312,015
Air Lease Corp.
2.88% 1/15/26	410,000	381,739
2.88% 1/15/32	140,000	109,119
Aviation Capital Group LLC
3.50% 11/1/27	165,000	145,691
6.25% 4/15/28	15,000	14,669
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	379,957
5.88% 7/21/28	20,000	19,573
6.45% 6/8/27	25,000	25,167
6.50% 1/20/43	15,000	14,444
		1,402,374
Electric–2.05%
AEP Texas, Inc.
3.45% 1/15/50	20,000	12,889
5.40% 6/1/33	20,000	19,067
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	80,204
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	28,836
Duke Energy Carolinas LLC 4.95% 1/15/33	215,000	204,289
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	71,580
LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC (continued)
3.25% 10/1/49	275,000	$174,667
Entergy Louisiana LLC 4.95% 1/15/45	20,000	16,713
Entergy Mississippi LLC 2.85% 6/1/28	165,000	146,466
Entergy Texas, Inc. 3.55% 9/30/49	325,000	219,231
Exelon Corp. 5.30% 3/15/33	25,000	23,839
National Rural Utilities Cooperative Finance Corp.
2.85% 1/27/25	330,000	318,149
5.80% 1/15/33	10,000	9,985
Nevada Power Co. 3.13% 8/1/50	165,000	100,116
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	15,000	14,958
Southern California Edison Co.
3.65% 2/1/50	80,000	54,008
4.00% 4/1/47	85,000	61,460
4.88% 3/1/49	130,000	106,212
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	426,877
Vistra Operations Co. LLC
5.13% 5/13/25	320,000	311,815
6.95% 10/15/33	20,000	19,617
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	30,390
		2,451,368
Food–0.10%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	136,000	114,130
		114,130
Gas–0.07%
Southern California Gas Co. 2.95% 4/15/27	95,000	87,146
		87,146
Health Care Services–0.40%
Elevance Health, Inc. 5.13% 2/15/53	27,000	23,837
HCA, Inc.
3.50% 7/15/51	44,000	27,478
5.20% 6/1/28	16,000	15,464
UnitedHealth Group, Inc.
4.20% 5/15/32	86,000	78,494
4.50% 4/15/33	286,000	264,639
5.05% 4/15/53	70,000	62,626
		472,538
Insurance–0.50%
American International Group, Inc. 5.13% 3/27/33	110,000	102,351
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	50,101
5.00% 9/12/32	150,000	140,610
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Holding Ltd.
3.45% 5/15/52	125,000	$74,249
3.95% 5/25/51	55,000	36,082
Brighthouse Financial, Inc.
3.85% 12/22/51	140,000	82,358
4.70% 6/22/47	11,000	7,640
Marsh & McLennan Cos., Inc. 5.70% 9/15/53	110,000	106,214
		599,605
Internet–0.30%
Amazon.com, Inc.
1.50% 6/3/30	375,000	296,878
2.50% 6/3/50	45,000	26,363
3.60% 4/13/32	40,000	35,470
		358,711
Machinery Diversified–0.43%
Otis Worldwide Corp. 2.57% 2/15/30	620,000	514,025
		514,025
Media–0.80%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	480,000	268,256
4.40% 12/1/61	215,000	132,461
Comcast Corp.
2.80% 1/15/51	29,000	16,975
3.20% 7/15/36	69,000	53,203
4.80% 5/15/33	25,000	23,453
Discovery Communications LLC 4.00% 9/15/55	510,000	305,986
Time Warner Cable LLC 7.30% 7/1/38	165,000	158,948
		959,282
Mining–0.04%
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	50,000	48,834
		48,834
Miscellaneous Manufacturing–0.10%
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	64,526
2.75% 4/1/31	65,000	52,480
		117,006
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	13,529
3.28% 12/1/28	195,000	168,051
		181,580
Oil & Gas–0.14%
BP Capital Markets America, Inc. 4.81% 2/13/33	55,000	51,473
LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc. 4.25% 3/15/52	68,000	$48,288
Occidental Petroleum Corp. 6.13% 1/1/31	70,000	68,995
		168,756
Pharmaceuticals–0.45%
CVS Health Corp. 4.78% 3/25/38	490,000	421,963
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	55,000	51,990
5.11% 5/19/43	40,000	36,734
5.30% 5/19/53	30,000	27,875
		538,562
Pipelines–1.05%
Cheniere Energy Partners LP 4.50% 10/1/29	55,000	49,801
Energy Transfer LP 6.25% 4/15/49	230,000	211,030
Enterprise Products Operating LLC
3.30% 2/15/53	20,000	13,014
5.35% 1/31/33	140,000	136,871
Kinder Morgan, Inc. 5.20% 6/1/33	35,000	32,372
MPLX LP
1.75% 3/1/26	30,000	27,203
4.00% 3/15/28	85,000	78,632
4.70% 4/15/48	35,000	26,530
ONEOK, Inc.
5.65% 11/1/28	15,000	14,806
5.80% 11/1/30	25,000	24,476
6.05% 9/1/33	40,000	39,297
6.10% 11/15/32	180,000	177,725
6.63% 9/1/53	40,000	39,168
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	88,355
5.00% 1/15/28	185,000	175,935
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	116,951
		1,252,166
Real Estate Investment Trusts–0.42%
American Homes 4 Rent LP 3.63% 4/15/32	175,000	144,802
Crown Castle, Inc.
1.05% 7/15/26	70,000	61,423
2.10% 4/1/31	195,000	148,758
VICI Properties LP 4.95% 2/15/30	160,000	146,395
		501,378
Semiconductors–0.14%
Broadcom, Inc. 3.47% 4/15/34	163,000	128,022
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Entegris Escrow Corp. 4.75% 4/15/29	40,000	$35,960
		163,982
Software–0.40%
Autodesk, Inc. 2.40% 12/15/31	185,000	145,833
Oracle Corp.
3.60% 4/1/50	109,000	70,507
4.65% 5/6/30	15,000	14,028
Workday, Inc.
3.50% 4/1/27	130,000	121,295
3.80% 4/1/32	150,000	128,613
		480,276
Telecommunications–0.54%
AT&T, Inc. 3.50% 9/15/53	420,000	259,497
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	344,576
5.75% 1/15/34	25,000	24,388
Verizon Communications, Inc. 2.88% 11/20/50	35,000	20,233
		648,694
Transportation–0.03%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	60,000	36,907
		36,907
Total Corporate Bonds (Cost $17,966,015)		15,297,418
NON-AGENCY ASSET-BACKED SECURITIES–2.53%
•AMMC CLO 22 Ltd. Series 2018-22A A 6.64% (TSFR03M + 1.29%) 4/25/31	90,071	89,831
•Apex Credit CLO Ltd. Series 2018-1A A2 6.64% (TSFR03M + 1.29%) 4/25/31	100,000	99,330
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.57% (TSFR03M + 1.24%) 4/20/31	500,000	498,759
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	183,755
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	342,125	288,424
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	119,857	118,048
•Man GLG U.S. CLO Series 2018-1A A1R 6.73% (TSFR03M + 1.40%) 4/22/30	243,850	241,606
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.79% (TSFR03M + 1.44%) 10/26/31	250,000	249,386
LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	294,750	$254,861
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	270,000	253,969
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	471,576
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	270,000	265,939
Total Non-Agency Asset-Backed Securities (Cost $3,187,685)		3,015,484
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	84,572	64,245
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.41% 6/25/29	31,567	28,139
Series 2021-10 A3 2.50% 12/25/51	84,601	64,214
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	83,986	63,538
•Sequoia Mortgage Trust Series 2015-1 B2 3.92% 1/25/45	4,192	3,883
Total Non-Agency Collateralized Mortgage Obligations (Cost $293,452)		224,019
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.84%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	63,884
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	42,877
Series 2019-BN20 A3 3.01% 9/15/62	395,000	328,020
Series 2019-BN21 A5 2.85% 10/17/52	225,000	190,589
Series 2020-BN25 A5 2.65% 1/15/63	800,000	658,309
•Series 2022-BNK41 A4 3.92% 4/15/65	70,000	60,090
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	175,514
Series 2020-B20 A5 2.03% 10/15/53	50,000	37,233
Series 2020-B21 A5 1.98% 12/17/53	45,000	34,354
Series 2021-B24 A5 2.58% 3/15/54	47,000	36,249
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	$137,048
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	52,813
Series 2019-CD8 A4 2.91% 8/15/57	400,000	333,384
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	88,174
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	43,793
Series 2016-P3 A4 3.33% 4/15/49	145,000	134,598
Series 2019-C7 A4 3.10% 12/15/72	500,000	419,801
Series 2020-555 A 2.65% 12/10/41	100,000	78,433
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	30,000	29,504
Series 2014-CR20 AM 3.94% 11/10/47	85,000	81,160
Series 2015-3BP A 3.18% 2/10/35	100,000	94,178
Series 2015-CR23 A4 3.50% 5/10/48	35,000	33,554
Series 2016-CR28 A4 3.76% 2/10/49	50,000	47,011
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	70,231
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	152,436
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	28,695
Series 2017-GS5 A4 3.67% 3/10/50	65,000	59,022
Series 2019-GC39 A4 3.57% 5/10/52	20,000	17,608
Series 2020-GC47 A5 2.38% 5/12/53	35,000	28,174
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	30,573
Series 2015-JP1 A5 3.91% 1/15/49	30,000	28,225
Series 2016-JP2 AS 3.06% 8/15/49	60,000	52,613
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	172,665	162,963
Series 2015-C33 A4 3.77% 12/15/48	220,000	207,985
LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	$68,168
Series 2017-C7 A5 3.41% 10/15/50	195,000	175,550
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	39,211
Series 2015-C26 A5 3.53% 10/15/48	35,000	33,202
Series 2016-C29 A4 3.33% 5/15/49	35,000	32,500
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	84,656
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	61,478
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	54,442
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,453,348)		4,588,302
U.S. TREASURY OBLIGATIONS–12.71%
U.S. Treasury Bonds
2.25% 8/15/46	1,480,000	938,412
3.63% 2/15/53	1,430,000	1,182,655
3.63% 5/15/53	100,000	82,797
3.88% 2/15/43	320,000	278,500
4.13% 8/15/53	40,000	36,313
U.S. Treasury Notes
3.38% 5/15/33	2,350,000	2,131,156
3.50% 1/31/30	3,365,000	3,154,030
3.75% 6/30/30	3,030,000	2,875,896
3.88% 8/15/33	720,000	680,288
4.00% 7/31/30	900,000	866,953
4.13% 8/31/30	1,410,000	1,368,581
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.13% 11/15/32	995,000	$959,631
4.50% 7/15/26	15,000	14,862
4.63% 9/30/28	135,000	135,042
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	464,358
Total U.S. Treasury Obligations (Cost $16,434,241)		15,169,474

	Number of Shares
EXCHANGE-TRADED FUNDS–3.33%
iShares Core MSCI EAFE ETF	19,780	1,272,843
Vanguard Russell 2000 ETF	19,012	1,358,217
Xtrackers USD High Yield Corporate Bond ETF	39,745	1,347,356
Total Exchange-Traded Funds (Cost $4,185,540)		3,978,416
MONEY MARKET FUND–0.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	78,790	78,790
Total Money Market Fund (Cost $78,790)		78,790

	Principal Amount°
SHORT-TERM INVESTMENT—0.46%
DISCOUNTED COMMERCIAL PAPER–0.46%
≠Wisconsin Gas LLC 5.45% 10/2/23	550,000	549,918
		549,918
Total Short-Term Investment (Cost $549,918)		549,918

TOTAL INVESTMENTS–99.51% (Cost $116,525,207)	118,781,990
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	582,429
NET ASSETS APPLICABLE TO 11,289,638 SHARES OUTSTANDING–100.00%	$119,364,419

†Non-income producing.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^Zero coupon security. The rate shown is the yield at the time of purchase.
LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(7)	U.S. Treasury 10 yr Ultra Notes	$(780,938)	$(803,296)	12/19/23	$22,358	$—
50	U.S. Treasury 5 yr Notes	5,267,969	5,314,555	12/29/23	—	(46,586)
4	U.S. Treasury Long Bonds	455,125	480,193	12/19/23	—	(25,068)
Total Futures Contracts					$22,358	$(71,654)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$1,276,006	$—	$—	$1,276,006
Air Freight & Logistics	295,402	—	—	295,402
Banks	2,078,694	—	—	2,078,694
Biotechnology	1,029,230	—	—	1,029,230
Broadline Retail	133,505	—	—	133,505
Building Products	288,363	—	—	288,363
Capital Markets	2,290,046	—	—	2,290,046
Chemicals	979,364	—	—	979,364
Communications Equipment	1,880,007	—	—	1,880,007
Consumer Finance	502,022	—	—	502,022
Consumer Staples Distribution & Retail	930,270	—	—	930,270
Diversified REITs	33,214	—	—	33,214
Diversified Telecommunication Services	1,133,264	—	—	1,133,264
Electric Utilities	651,887	—	—	651,887
Electronic Equipment, Instruments & Components	692,543	—	—	692,543
Entertainment	616,790	—	—	616,790
Financial Services	1,247,041	—	—	1,247,041
Food Products	1,210,038	—	—	1,210,038
Health Care Equipment & Supplies	1,479,482	—	—	1,479,482
Health Care Providers & Services	2,371,918	—	—	2,371,918
Health Care REITs	151,358	—	—	151,358
Hotel & Resort REITs	166,391	—	—	166,391
Hotels, Restaurants & Leisure	431,159	—	—	431,159
Household Durables	293,460	—	—	293,460
Household Products	190,200	—	—	190,200
Industrial Conglomerates	669,128	—	—	669,128
Industrial REITs	376,369	—	—	376,369
Insurance	2,789,323	—	—	2,789,323
IT Services	998,177	—	—	998,177
Leisure Products	64,681	—	—	64,681
Machinery	886,743	—	—	886,743
Media	794,445	—	—	794,445
Office REITs	86,720	—	—	86,720
Oil, Gas & Consumable Fuels	3,953,247	—	—	3,953,247
Personal Care Products	283,008	—	—	283,008
Pharmaceuticals	2,817,552	—	—	2,817,552
Professional Services	694,414	—	—	694,414
Residential REITs	1,086,895	—	—	1,086,895
Retail REITs	490,887	—	—	490,887
Semiconductors & Semiconductor Equipment	3,565,452	—	—	3,565,452
Software	2,767,981	—	—	2,767,981
Specialized REITs	669,398	—	—	669,398
Specialty Retail	4,263,680	—	—	4,263,680
Technology Hardware, Storage & Peripherals	3,548,875	—	—	3,548,875
Textiles, Apparel & Luxury Goods	250,907	—	—	250,907
Tobacco	548,921	—	—	548,921
Developed Markets
Beverages	397,158	—	—	397,158
Chemicals	283,736	—	—	283,736
Commercial Services & Supplies	239,987	—	—	239,987
Consumer Staples Distribution & Retail	434,045	—	—	434,045
Diversified Telecommunication Services	164,418	—	—	164,418
Food Products	610,685	—	—	610,685
LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Hotels, Restaurants & Leisure	$252,087	$—	$—	$252,087
Machinery	362,004	—	—	362,004
Media	100,905	—	—	100,905
Personal Care Products	532,548	—	—	532,548
Pharmaceuticals	239,683	—	—	239,683
Professional Services	171,683	—	—	171,683
Software	320,863	—	—	320,863
Specialty Retail	129,484	—	—	129,484
Textiles, Apparel & Luxury Goods	484,052	—	—	484,052
Tobacco	385,599	—	—	385,599
Wireless Telecommunication Services	85,758	—	—	85,758
Preferred Stock	174,882	—	—	174,882
Agency Collateralized Mortgage Obligation	—	15	—	15
Agency Commercial Mortgage-Backed Security	—	31,425	—	31,425
Agency Mortgage-Backed Securities	—	16,520,695	—	16,520,695
Corporate Bonds	—	15,297,418	—	15,297,418
Non-Agency Asset-Backed Securities	—	3,015,484	—	3,015,484
Non-Agency Collateralized Mortgage Obligations	—	224,019	—	224,019
Non-Agency Commercial Mortgage-Backed Securities	—	4,588,302	—	4,588,302
U.S. Treasury Obligations	—	15,169,474	—	15,169,474
Exchange-Traded Funds	3,978,416	—	—	3,978,416
Money Market Fund	78,790	—	—	78,790
Short-Term Investment	—	549,918	—	549,918
Total Investments	$63,385,240	$55,396,750	$—	$118,781,990
Derivatives:

Assets:
Futures Contract	$22,358	$—	$—	$22,358
Liabilities:
Futures Contracts	$(71,654)	$—	$—	$(71,654)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Wealth Builder Fund–14